SUBSEQUENT EVENT (Details Narrative) - USD ($)						12 Months Ended
		Feb. 21, 2025	Feb. 18, 2025	Jan. 07, 2025	Jan. 05, 2025	Dec. 31, 2023	Mar. 24, 2025	Jan. 10, 2025	Dec. 31, 2024	Jun. 28, 2024	Jun. 27, 2024
Subsequent Event [Line Items]
Common stock shares, authorized						10,000,000,000			10,000,000,000	10,000,000,000	500,000,000
Common stock shares, par value						$ 0.003			$ 0.003	$ 0.003
Common stock shares issued						5,356,906			5,471,661
Stock issued during the period, value	[1]					$ 200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock consideration transaction					$ 2,820,000
Shares issued price		$ 1.72	$ 1.72
Issuance of common stock			$ 2,107,973
Common stock shares, authorized								10,000,000,000
Shares issued to Chijet Motor directors, shares		40,000,000
Subsequent Event [Member] | Too Express LLC [Member]
Subsequent Event [Line Items]
Percentage of ownership		80.00%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares, authorized								9,982,000,000
Common stock shares, par value								$ 0.003
Stock issued during the period, value		$ 23,255,814
Subsequent Event [Member] | Common Class A [Member] | Chijet Holdings Limited [Member]
Subsequent Event [Line Items]
Common stock shares issued							1,624,910
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares, authorized								18,000,000
Common stock shares, par value								$ 0.003
Subsequent Event [Member] | Common Class B [Member] | Chijet Holdings Limited [Member]
Subsequent Event [Line Items]
Common stock shares issued							1,600,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, value	[1],[2],[3]
Shares issued to Chijet Motor directors, shares	[3]					668
Common Stock [Member] | Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock number of shares issued				1,678,572	1,678,572
Stock price par share					$ 0.003
Share price					$ 1.68
Class of warrant rights outstanding					5,035,716
Warrant exercise price per share					$ 1.00

[1]	Issuance of Chijet Motor ordinary shares to independent directors pursuant to the board of directors’ compensation program adopted by the Company upon consummation of the business combination with JWAC as discussed in Notes 1(c) and 22(d).
[2]	Less than $1,000.
[3]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(b) and the reverse recapitalization that is discussed in Note 1(c).